Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X] Amendment Number: 1

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
March 30, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $345,998 (thousands)

List of Other Included Managers: None

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbott Labs		             COM        002824100      120     2575 SH       SOLE                   2575
Acuity Brands Inc.             COM        00508Y102      206     8000 SH       SOLE                   8000
American International Group   COM        026874107    11940   180142 SH       SOLE                 180142
Amgen                          COM        031162100      464     7515 SH       SOLE                   7515
Anheuser Busch Inc             COM        035229103      900    17100 SH       SOLE                  17100
Automatic Data Processing      COM        053015103       71     1800 SH       SOLE                   1800
Bank of America                COM        060505104       80     1000 SH       SOLE                   1000
BP PLC-Sponsored ADR           COM        055622104      456     9242 SH       SOLE                   9242
Becton Dickinson & Co.         COM        075887109    11529   280237 SH       SOLE                 280237
BellSouth Corporation          COM        079860102       13      450 SH       SOLE                    450
Berkshire Hathaway Class B     COM        084670207    13782     4896 SH       SOLE                   4896
Bristol Myers Squibb           COM        110122108      212     7425 SH       SOLE                   7425
Charter One Financial, Inc.    COM        160903100    10992   318122 SH       SOLE                 318122
ChevronTexaco Corp             COM        166764100     9959   115280 SH       SOLE                 115280
Children's Beverage Corp       COM        168904100        0    10400 SH       SOLE                  10400
Cisco Systems, Inc.            COM        17275R102      329    13569 SH       SOLE                  13569
Citigroup Inc                  COM        172967101    11585   238663 SH       SOLE                 238663
Comcast Corp Cl A              COM        20030N101     7065   214993 SH       SOLE                 214993
Costco Companies, Inc.         COM        22160K105     8950   240722 SH       SOLE                 240722
Danaher Corporation            COM        235851102    14449   157485 SH       SOLE                 157485
Devon Energy Corporation       COM        25179M103    12952   229557 SH       SOLE                 229557
Diageo Plc ADR                 COM        25243Q205    11655   220494 SH       SOLE                 220494
Eli Lilly Co Inc               COM        532457108      742    10542 SH       SOLE                  10542
Exxon Mobil Corporation        COM        30231G102     1474    35936 SH       SOLE                  35936
First Data Corp.               COM        319963104    11249   273767 SH       SOLE                 273767
First Federal Bancorp          COM        319966107       15     1600 SH       SOLE                   1600
Flextronics International LTD  COM        Y2573F102     7363   496279 SH       SOLE                 496279
Franklin Resources             COM        354613101       52     1000 SH       SOLE                                    1000
Galen Holdings                 COM        363240102    12194   234687 SH       SOLE                 234687
General Dynamics Corp          COM        369550108    13220   146249 SH       SOLE                 146249
General Electric               COM        369604103      883    28501 SH       SOLE                  28501
Gold Reserve Inc.              COM        38068N108      439    90100 SH       SOLE                  90100
Guidant Corp.                  COM        401698105      300     4980 SH       SOLE                   4980
Home Depot                     COM        437076102      255     7180 SH       SOLE                   7180
Illinois Tool Works            COM        452308109       86     1019 SH       SOLE                   1019
ITT Industries                 COM        450911102     1083    14600 SH       SOLE                  14600
Intel Corp.                    COM        458140100      676    21008 SH       SOLE                  21008
International Business Machine COM        459200101      979    10561 SH       SOLE                  10561
Interpublic Group of Companies COM        460690100       84     5400 SH       SOLE                   5400
Johnson & Johnson              COM        478160104    11448   221608 SH       SOLE                 221608
Lee Enterprises                COM        523768109      358     8200 SH       SOLE                   8200
Liberty Media Corp-A           COM        530718105    10203   858128 SH       SOLE                 858128
Lockheed Martin Corp           COM        539830109     6172   120075 SH       SOLE                 120075
McDonald's Corporation         COM        580135101       30     1200 SH       SOLE                   1200
Medtronic                      COM        585055106       76     1569 SH       SOLE                   1569
Merck                          COM        589331107      681    14741 SH       SOLE                  14741
Microsoft Corp.                COM        594918104    12174   440199 SH       SOLE                 440199
Mohawk Industries              COM        608190104      227     3225 SH       SOLE                   3225
Morgan Stanley, Dean Witter, D COM        617446448    10158   175534 SH       SOLE                 175534
Nokia (A) Shares ADS           COM        654902204    10423   613121 SH       SOLE                 613121
Pepsico                        COM        713448108     8659   185731 SH       SOLE                 185731
Pfizer                         COM        717081103    12811   362607 SH       SOLE                 362607
Pitney Bowes                   COM        724479100       81     2000 SH       SOLE                   2000
Procter & Gamble               COM        742718109      288     2887 SH       SOLE                   2887
Providian Financial            COM        74406A102       23     2000 SH       SOLE                   2000
SBC Communications             COM        78387G103       17      653 SH       SOLE                    653
Target Corp.                   COM        87612E106    18101   338046 SH       SOLE                 338046
Viacom Inc Class B             COM        925524308    10460   222272 SH       SOLE                 222272
Vodafone Group PLC NEW - Ordin COM        G93882101       43    16736 SH       SOLE                  16736
Vodafone Group PLC Sponsored A COM        92857W100     9531   380661 SH       SOLE                 380661
Wal Mart-Stores                COM        931142103     1779    33536 SH       SOLE                  33536
Walgreen Co                    COM        931422109    11162   306829 SH       SOLE                 306829
Waste Management Inc.          COM        94106L109    12142   410225 SH       SOLE                 410225
Wells Fargo                    COM        949746101    10896   185010 SH       SOLE                 185010
Willis Group Holdings LTD      COM        G96655108     9231   270927 SH       SOLE                 270927
Wyeth                          COM        983024100       21      500 SH       SOLE                    500